Derivative financial instruments - Summary of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 4,085,004	R$ 1,692,031
Percentage of derivative financial assets	100.00%	100.00%
Derivative financial liabilities	R$ 3,229,236	R$ 991,399
Percentage of derivative financial liabilities	100.00%	100.00%
Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 2,028,463	R$ 628,432
Derivative financial liabilities	1,763,063	153,152
Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,306,020	471,882
Derivative financial liabilities	678,405	242,506
Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	750,521	591,717
Derivative financial liabilities	787,768	595,741
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 1,133,768	R$ 244,262
Percentage of derivative financial assets	27.00%	14.00%
Derivative financial liabilities	R$ 485,164	R$ 247,732
Percentage of derivative financial liabilities	14.00%	25.00%
Swap contract [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 10,418	R$ 4,675
Derivative financial liabilities	15,838	7,710
Swap contract [member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	700,668	25,054
Derivative financial liabilities	40,687	25,094
Swap contract [member] | Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	422,682	214,533
Derivative financial liabilities	428,639	214,928
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 187,392	R$ 573,963
Percentage of derivative financial assets	5.00%	34.00%
Derivative financial liabilities	R$ 2,480	R$ 17,170
Percentage of derivative financial liabilities	1.00%	2.00%
Forward contract [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 159,163	R$ 363,863
Derivative financial liabilities	1,693	16,972
Forward contract [member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	28,175	210,100
Derivative financial liabilities	325	25
Forward contract [member] | Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	54
Derivative financial liabilities	462	173
Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 21,809	R$ 6,599
Percentage of derivative financial assets	1.00%	1.00%
Futures contract [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 21,809	R$ 4,613
Futures contract [member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		1,986
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 2,742,035	R$ 867,207
Percentage of derivative financial assets	67.00%	51.00%
Derivative financial liabilities	R$ 2,741,592	R$ 726,497
Percentage of derivative financial liabilities	85.00%	73.00%
Option contract [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 1,837,073	R$ 255,281
Derivative financial liabilities	1,745,532	128,470
Option contract [member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	577,177	234,742
Derivative financial liabilities	637,393	217,387
Option contract [member] | Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	327,785	377,184
Derivative financial liabilities	R$ 358,667	R$ 380,640